Current and deferred income tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and deferred income tax
Earnings (losses) before taxes	R$ 49,406	R$ 33,083	R$ (77,052)
Combined income tax rate	34.00%	34.00%	34.00%
Income tax at statutory rates	R$ (16,798)	R$ (11,248)	R$ 26,198
Income exempt from taxation	20,211	25,307	19,106
Unrecognized deferred tax asset on tax losses	(919)	(2,192)	(32,505)
Previously unrecognized tax losses used to reduce deferred tax	30	10,632	0
Previously unrecognized temporary differences	0	12,219	0
Difference on tax rates from offshore companies	20,809	(12,069)	0
Non-deductible expenses	(2,863)	(6,148)	(1,902)
Other	772	2,530	(5)
Income taxes	R$ 21,242	R$ 19,031	R$ 10,892
Effective tax rate (as a percent)	(43.00%)	(58.00%)	14.00%
Current income tax expense	R$ (11,333)	R$ (19,556)	R$ (14,813)
Deferred income tax income	R$ 32,575	R$ 38,587	R$ 25,705